Significant Accounting Policies - Schedule of Useful Lives of Finite-Lived Intangible Assets (Details)	12 Months Ended
Mar. 31, 2019
Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Useful life	Useful life of facility or lease term
Licensed Brands
Disclosure Of Intangible Assets [Line Items]
Useful life	5 - 8 years
Distribution Channel
Disclosure Of Intangible Assets [Line Items]
Useful life	5 years
Operating Licenses
Disclosure Of Intangible Assets [Line Items]
Useful life	4 years
Intellectual Property
Disclosure Of Intangible Assets [Line Items]
Useful life	15 years
Software and Domain Names
Disclosure Of Intangible Assets [Line Items]
Useful life	3 - 5 years